Accounting judgments and estimates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting judgments and estimates
Intangible assets other than goodwill	€ 14,145	€ 8,795
Volatility	70.00%	70.00%	60.00%
Gross carrying amount
Accounting judgments and estimates
Intangible assets other than goodwill	€ 21,534	€ 13,868	€ 10,809
Gross carrying amount | Capitalized development costs
Accounting judgments and estimates
Intangible assets other than goodwill	€ 14,145	€ 8,795